Supplementary Financial Information	12 Months Ended
Aug. 31, 2013
Supplementary Financial Information [Abstract]
Supplementary Financial Information
(16) Supplementary Financial Information

Significant non-cash transactions in fiscal 2013 include $77 million related to the initial valuation of the AmerisourceBergen warrants.  Significant non-cash transactions in fiscal 2012 include $2,981 million in stock issuance relating to the investment in Alliance Boots and $53 million decrease in the retiree medical liability.  Significant non-cash transactions in fiscal 2011 include $116 million in accrued liabilities related to the purchase of property and equipment and $62 million increase in the retiree medical benefit liability.

Included in the Consolidated Balance Sheets captions are the following assets and liabilities (in millions):

	2013	2012
Accounts receivable -
Accounts receivable	$2,786	$2,266
Allowance for doubtful accounts (see Note 1)	(154)	(99)
	$2,632	$2,167
Other non-current assets -
Intangible assets, net (see Note 7)	$1,307	$1,286
Other	652	211
	$1,959	$1,497
Accrued expenses and other liabilities -
Accrued salaries	$928	$772
Taxes other than income taxes	420	454
Insurance	285	268
Profit sharing	239	166
Other	1,705	1,359
	$3,577	$3,019
Other non-current liabilities -
Postretirement healthcare benefits	$340	$332
Accrued rent	382	347
Insurance	403	408
Other	942	799
	$2,067	$1,886

Summary of Quarterly Results (Unaudited)
(In millions, except per share amounts)

	Quarter Ended
	November	February	May	August	Fiscal Year
Fiscal 2013
Net Sales	$17,316	$18,647	$18,313	$17,941	$72,217
Gross Profit	5,099	5,607	5,222	5,191	21,119
Net Earnings	413	756	624	657	2,450
Per Common Share -
Basic	$.44	$.80	$.66	$.69	$2.59
Diluted	.43	.79	.65	.69	2.56
Cash Dividends Declared Per Common Share	$.275	$.275	$.275	$.315	$1.14
Fiscal 2012
Net Sales	$18,157	$18,651	$17,752	$17,073	$71,633
Gross Profit	5,104	5,389	5,014	4,835	20,342
Net Earnings	554	683	537	353	2,127
Per Common Share -
Basic	$.63	$.79	$.63	$.40	$2.43
Diluted	.63	.78	.62	.39	2.42
Cash Dividends Declared Per Common Share	$.225	$.225	$.225	$.275	$.950

Common Stock Prices (Unaudited)

Below is the Consolidated Transaction Reporting System high and low sales price for each quarter of fiscal 2013 and 2012.

		Quarter Ended
		November	February	May	August	Fiscal Year
Fiscal 2013	High	$36.95	$41.95	$50.77	$51.26	$51.26
Low		32.16	34.27	39.96	44.12	32.16
Fiscal 2012	High	$36.27	$34.60	$35.41	$36.08	$36.27
Low		30.10	31.95	30.28	28.77	28.77

Comparison of Five-Year Cumulative Total Return (Unaudited)

The following graph compares the five-year cumulative total return of the Company's common stock with the S&P 500 Index and the Value Line Pharmacy Services Industry Index.  The graph assumes a $100 investment made August 31, 2008, and the reinvestment of all dividends.  The historical performance of the Company's common stock is not necessarily indicative of future stock performance.

	Value of Investment at August 31,
	2008	2009	2010	2011	2012	2013
Walgreen Co.	$100.00	$94.64	$76.43	$102.05	$106.58	$147.14
S&P 500 Index	100.00	79.56	81.80	95.02	109.65	127.29
Value Line Pharmacy Services Industry Index	100.00	101.74	81.94	99.75	117.55	179.98

This performance graph and accompanying disclosure is not soliciting material, is not deemed filed with the SEC, and is not incorporated by reference in any of the Company's filings under the Securities Act or the Exchange Act, irrespective of the timing of and any general incorporation language in such filing.